Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	false
Registrant Name	SPIRIT OF AMERICA INVESTMENT FUND INC
Entity Central Index Key	0001039667
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000073513
Shareholder Report [Line Items]
Fund Name	Spirit of America Income Fund
Class Name	Class A Shares
Trading Symbol	SOAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Spirit of America Income Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$118	1.14%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.14%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Spirit of America Income Fund - Class A Shares	Spirit of America Income Fund - Class A Shares - with load	Bloomberg U.S. Aggregate Bond Index
12/31/15	$10,000	$9,526	$10,000
12/31/16	$10,499	$10,002	$10,265
12/31/17	$11,287	$10,753	$10,628
12/31/18	$11,190	$10,660	$10,629
12/31/19	$12,492	$11,900	$11,556
12/31/20	$13,235	$12,608	$12,423
12/31/21	$13,842	$13,186	$12,232
12/31/22	$12,086	$11,513	$10,641
12/31/23	$12,925	$12,312	$11,229
12/31/24	$13,618	$12,973	$11,369
12/31/25	$14,504	$13,816	$12,199

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Spirit of America Income Fund - Class A Shares
Without Load	6.50%	1.85%	3.79%
With Load	1.47%	0.86%	3.29%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 46,915,132
Holdings Count | Holding	119
Advisory Fees Paid, Amount	$ 229,370
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$46,915,132 Number of Portfolio Holdings119 Advisory Fee (net of waivers)$229,370 Portfolio Turnover0%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.1%
P&C Insurance	2.7%
Midstream - Oil & Gas	2.9%
Institutional Brokerage	3.2%
Higher Education	3.4%
Econ & Indust Development	3.4%
Miscellaneous Tax	4.6%
Integrated Electric Utilities	4.6%
Banks	5.0%
Other	5.3%
Electricity And Public Power	6.0%
Hospitals	6.5%
Local Authority	7.9%
Tobacco	8.9%
Life Insurance	9.5%
Other Sectors	27.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000167229
Shareholder Report [Line Items]
Fund Name	Spirit of America Income Fund
Class Name	Class C Shares
Trading Symbol	SACTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Spirit of America Income Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$195	1.89%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.89%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Spirit of America Income Fund - Class C Shares	Spirit of America Income Fund - Class C Shares - with load	Bloomberg U.S. Aggregate Bond Index
Mar-2016	$10,000	$10,000	$10,000
Dec-2016	$10,243	$10,243	$10,081
Dec-2017	$10,936	$10,936	$10,438
Dec-2018	$10,751	$10,751	$10,439
Dec-2019	$11,912	$11,912	$11,349
Dec-2020	$12,529	$12,529	$12,201
Dec-2021	$12,995	$12,995	$12,013
Dec-2022	$11,262	$11,262	$10,450
Dec-2023	$11,966	$11,966	$11,028
Dec-2024	$12,502	$12,502	$11,166
Dec-2025	$13,215	$13,215	$11,981

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (March 15, 2016)
Spirit of America Income Fund - Class C Shares
Without Load	5.71%	1.07%	2.89%
With Load	4.71%	1.07%	2.89%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	1.86%

Performance Inception Date	Mar. 15, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 46,915,132
Holdings Count | Holding	119
Advisory Fees Paid, Amount	$ 229,370
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$46,915,132 Number of Portfolio Holdings119 Advisory Fee (net of waivers)$229,370 Portfolio Turnover0%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.1%
P&C Insurance	2.7%
Midstream - Oil & Gas	2.9%
Institutional Brokerage	3.2%
Higher Education	3.4%
Econ & Indust Development	3.4%
Miscellaneous Tax	4.6%
Integrated Electric Utilities	4.6%
Banks	5.0%
Other	5.3%
Electricity And Public Power	6.0%
Hospitals	6.5%
Local Authority	7.9%
Tobacco	8.9%
Life Insurance	9.5%
Other Sectors	27.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000219380
Shareholder Report [Line Items]
Fund Name	Spirit of America Income Fund
Class Name	Institutional Shares
Trading Symbol	SOITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Spirit of America Income Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$93	0.90%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Spirit of America Income Fund - Institutional Shares	Bloomberg U.S. Aggregate Bond Index
May-2020	$100,000	$100,000
Dec-2020	$109,894	$102,524
Dec-2021	$115,207	$100,943
Dec-2022	$100,796	$87,810
Dec-2023	$108,150	$92,665
Dec-2024	$114,110	$93,824
Dec-2025	$121,805	$100,674

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (May 1, 2020)
Spirit of America Income Fund - Institutional Shares	6.74%	2.08%	3.54%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	0.12%

Performance Inception Date	May 01, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 46,915,132
Holdings Count | Holding	119
Advisory Fees Paid, Amount	$ 229,370
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$46,915,132 Number of Portfolio Holdings119 Advisory Fee (net of waivers)$229,370 Portfolio Turnover0%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.1%
P&C Insurance	2.7%
Midstream - Oil & Gas	2.9%
Institutional Brokerage	3.2%
Higher Education	3.4%
Econ & Indust Development	3.4%
Miscellaneous Tax	4.6%
Integrated Electric Utilities	4.6%
Banks	5.0%
Other	5.3%
Electricity And Public Power	6.0%
Hospitals	6.5%
Local Authority	7.9%
Tobacco	8.9%
Life Insurance	9.5%
Other Sectors	27.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000003857
Shareholder Report [Line Items]
Fund Name	Spirit of America Large Cap Value Fund
Class Name	Class A Shares
Trading Symbol	SOAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Spirit of America Large Cap Value Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$167	1.53%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.53%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Spirit of America Large Cap Value Fund - Class A Shares
Without Load	17.77%	15.98%	14.20%
With Load	11.58%	14.73%	13.59%
S&P 500® Index	17.88%	14.42%	14.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (516) 390-5565.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 209,342,142
Holdings Count | Holding	157
Advisory Fees Paid, Amount	$ 1,914,477
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$209,342,142 Number of Portfolio Holdings157 Advisory Fee $1,914,477 Portfolio Turnover10%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.1%
Materials	1.2%
Real Estate Investment Trusts (REITs)	1.7%
Energy	3.0%
Consumer Staples	5.6%
Utilities	5.7%
Consumer Discretionary	6.6%
Health Care	7.6%
Industrials	9.0%
Financials	10.5%
Communications	10.7%
Technology	39.5%

C000167227
Shareholder Report [Line Items]
Fund Name	Spirit of America Large Cap Value Fund
Class Name	Class C Shares
Trading Symbol	SACVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Spirit of America Large Cap Value Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$242	2.23%

Expenses Paid, Amount	$ 242
Expense Ratio, Percent	2.23%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 15, 2016)
Spirit of America Large Cap Value Fund - Class C Shares
Without Load	16.95%	15.17%	13.90%
With Load	15.95%	15.17%	13.90%
S&P 500® Index	17.88%	14.42%	15.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (516) 390-5565.

Performance Inception Date	Mar. 15, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 209,342,142
Holdings Count | Holding	157
Advisory Fees Paid, Amount	$ 1,914,477
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$209,342,142 Number of Portfolio Holdings157 Advisory Fee $1,914,477 Portfolio Turnover10%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.1%
Materials	1.2%
Real Estate Investment Trusts (REITs)	1.7%
Energy	3.0%
Consumer Staples	5.6%
Utilities	5.7%
Consumer Discretionary	6.6%
Health Care	7.6%
Industrials	9.0%
Financials	10.5%
Communications	10.7%
Technology	39.5%

C000219378
Shareholder Report [Line Items]
Fund Name	Spirit of America Large Cap Value Fund
Class Name	Institutional Shares
Trading Symbol	SOIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Spirit of America Large Cap Value Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$135	1.23%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.23%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 1, 2020)
Spirit of America Large Cap Value Fund - Institutional Shares	18.13%	16.33%	20.21%
S&P 500® Index	17.88%	14.42%	18.63%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (516) 390-5565.

Performance Inception Date	May 01, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 209,342,142
Holdings Count | Holding	157
Advisory Fees Paid, Amount	$ 1,914,477
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$209,342,142 Number of Portfolio Holdings157 Advisory Fee $1,914,477 Portfolio Turnover10%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.1%
Materials	1.2%
Real Estate Investment Trusts (REITs)	1.7%
Energy	3.0%
Consumer Staples	5.6%
Utilities	5.7%
Consumer Discretionary	6.6%
Health Care	7.6%
Industrials	9.0%
Financials	10.5%
Communications	10.7%
Technology	39.5%

C000059931
Shareholder Report [Line Items]
Fund Name	Spirit of America Municipal Tax Free Bond Fund
Class Name	Class A Shares
Trading Symbol	SOAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Spirit of America Municipal Tax Free Bond Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$94	0.93%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.93%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Spirit of America Municipal Tax Free Bond Fund - Class A Shares
Without Load	3.91%	0.30%	1.63%
With Load	-1.07%	-0.68%	1.13%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.34%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (516) 390-5565.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 23,902,426
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 27,128
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$23,902,426 Number of Portfolio Holdings109 Advisory Fee (net of waivers)$27,128 Portfolio Turnover26%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.8%
Money Market Funds	0.9%
Idr & Pcr	4.4%
Local	4.5%
Special Tax	8.3%
Education	10.8%
Health Care	11.3%
Lease	11.5%
Transportation	12.8%
Utilities	16.2%
Housing	20.1%

C000167228
Shareholder Report [Line Items]
Fund Name	Spirit of America Municipal Tax Free Bond Fund
Class Name	Class C Shares
Trading Symbol	SACFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Spirit of America Municipal Tax Free Bond Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$180	1.78%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.78%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 15, 2016)
Spirit of America Municipal Tax Free Bond Fund - Class C Shares
Without Load	3.05%	-0.54%	0.69%
With Load	2.05%	-0.54%	0.69%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.29%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (516) 390-5565.

Performance Inception Date	Mar. 15, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 23,902,426
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 27,128
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$23,902,426 Number of Portfolio Holdings109 Advisory Fee (net of waivers)$27,128 Portfolio Turnover26%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.8%
Money Market Funds	0.9%
Idr & Pcr	4.4%
Local	4.5%
Special Tax	8.3%
Education	10.8%
Health Care	11.3%
Lease	11.5%
Transportation	12.8%
Utilities	16.2%
Housing	20.1%

C000219379
Shareholder Report [Line Items]
Fund Name	Spirit of America Municipal Tax Free Bond Fund
Class Name	Institutional Shares
Trading Symbol	SOIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Spirit of America Municipal Tax Free Bond Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$79	0.77%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.77%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 1, 2020)
Spirit of America Municipal Tax Free Bond Fund - Institutional Shares	4.08%	0.45%	1.16%
Bloomberg Municipal Bond Index	4.25%	0.80%	1.90%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (516) 390-5565.

Performance Inception Date	May 01, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 23,902,426
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 27,128
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$23,902,426 Number of Portfolio Holdings109 Advisory Fee (net of waivers)$27,128 Portfolio Turnover26%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.8%
Money Market Funds	0.9%
Idr & Pcr	4.4%
Local	4.5%
Special Tax	8.3%
Education	10.8%
Health Care	11.3%
Lease	11.5%
Transportation	12.8%
Utilities	16.2%
Housing	20.1%

C000003855
Shareholder Report [Line Items]
Fund Name	Spirit of America Real Estate Income and Growth Fund
Class Name	Class A Shares
Trading Symbol	SOAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Spirit of America Real Estate Income and Growth Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$162	1.62%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.62%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Spirit of America Real Estate Income and Growth Fund - Class A Shares
Without Load	-0.94%	3.47%	4.24%
With Load	-6.10%	2.35%	3.68%
MSCI US REIT Index	2.94%	6.58%	5.71%
S&P 500® Index	17.88%	14.42%	14.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (516) 390-5565.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 65,079,432
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 692,931
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$65,079,432 Number of Portfolio Holdings94 Advisory Fee $692,931 Portfolio Turnover8%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Energy	0.6%
Communications	0.8%
Financials	0.9%
Industrials	1.1%
Consumer Discretionary	1.9%
Real Estate	94.4%

C000167226
Shareholder Report [Line Items]
Fund Name	Spirit of America Real Estate Income and Growth Fund
Class Name	Class C Shares
Trading Symbol	SACRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Spirit of America Real Estate Income and Growth Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$230	2.32%

Expenses Paid, Amount	$ 230
Expense Ratio, Percent	2.32%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 15, 2016)
Spirit of America Real Estate Income and Growth Fund - Class C Shares
Without Load	-1.66%	2.73%	3.66%
With Load	-2.56%	2.73%	3.66%
MSCI US REIT Index	2.94%	6.58%	5.62%
S&P 500® Index	17.88%	14.42%	15.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (516) 390-5565.

Performance Inception Date	Mar. 15, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 65,079,432
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 692,931
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$65,079,432 Number of Portfolio Holdings94 Advisory Fee $692,931 Portfolio Turnover8%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Energy	0.6%
Communications	0.8%
Financials	0.9%
Industrials	1.1%
Consumer Discretionary	1.9%
Real Estate	94.4%

C000219377
Shareholder Report [Line Items]
Fund Name	Spirit of America Real Estate Income and Growth Fund
Class Name	Institutional Shares
Trading Symbol	SOIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Spirit of America Real Estate Income and Growth Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$132	1.32%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.32%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 1, 2020)
Spirit of America Real Estate Income and Growth Fund - Institutional Shares	-0.78%	3.74%	5.95%
MSCI US REIT Index	2.94%	6.58%	9.44%
S&P 500® Index	17.88%	14.42%	18.63%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (516) 390-5565.

Performance Inception Date	May 01, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 65,079,432
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 692,931
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$65,079,432 Number of Portfolio Holdings94 Advisory Fee $692,931 Portfolio Turnover8%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Energy	0.6%
Communications	0.8%
Financials	0.9%
Industrials	1.1%
Consumer Discretionary	1.9%
Real Estate	94.4%

C000240591
Shareholder Report [Line Items]
Fund Name	Spirit of America Utilities Fund
Class Name	Class A Shares
Trading Symbol	SOAUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Spirit of America Utilities Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$164	1.53%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.53%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (January 31, 2023)
Spirit of America Utilities Fund - Class A Shares
Without Load	14.56%	10.77%
With Load	7.96%	8.54%
S&P 500® Index	17.88%	21.19%
S&P Utilities Select Sector Index	16.04%	11.07%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (516) 390-5565.

Performance Inception Date	Jan. 31, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 50,428,941
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 313,064
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$50,428,941 Number of Portfolio Holdings52 Advisory Fee (net of waivers)$313,064 Portfolio Turnover1%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	1.8%
Energy	2.2%
Industrials	2.5%
Utilities	93.5%

C000240590
Shareholder Report [Line Items]
Fund Name	Spirit of America Utilities Fund
Class Name	Class C Shares
Trading Symbol	SOCUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Spirit of America Utilities Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$244	2.29%

Expenses Paid, Amount	$ 244
Expense Ratio, Percent	2.29%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (January 31, 2023)
Spirit of America Utilities Fund - Class C Shares
Without Load	13.72%	9.92%
With Load	12.72%	9.92%
S&P 500® Index	17.88%	21.19%
S&P Utilities Select Sector Index	16.04%	11.07%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (516) 390-5565.

Performance Inception Date	Jan. 31, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 50,428,941
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 313,064
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$50,428,941 Number of Portfolio Holdings52 Advisory Fee (net of waivers)$313,064 Portfolio Turnover1%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	1.8%
Energy	2.2%
Industrials	2.5%
Utilities	93.5%

C000240589
Shareholder Report [Line Items]
Fund Name	Spirit of America Utilities Fund
Class Name	Institutional Shares
Trading Symbol	SOIUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Spirit of America Utilities Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$138	1.28%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.28%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (January 31, 2023)
Spirit of America Utilities Fund - Institutional Shares	14.85%	11.03%
S&P 500® Index	17.88%	21.19%
S&P Utilities Select Sector Index	16.04%	11.07%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (516) 390-5565.

Performance Inception Date	Jan. 31, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 50,428,941
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 313,064
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$50,428,941 Number of Portfolio Holdings52 Advisory Fee (net of waivers)$313,064 Portfolio Turnover1%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	1.8%
Energy	2.2%
Industrials	2.5%
Utilities	93.5%